Segments and Geographical Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Areas Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of reportable segments	2
Number of application areas	8
Percentage of revenue from a single external customer	11.00%	12.00%	12.00%
Description of customers accounted for greater than 10% of the Company's revenues	No end customer accounted for greater than 10% of the Company's revenues for the years presented.
Maximum [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from a single external customer	10.00%